Consolidated Statements of Cash Flows - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	₪ (758,216)	₪ 197,231
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	63,919	1,976
Financing expenses, net	83,204	79,492
Decrease (Increase) in trade and other account receivable	(11,302)	63,907
Increase in Trade payables	3,599	11,901
Increase in other account payables	455,190	532,437
Net cash provided by (used in) operating activities	(163,606)	886,944
Cash flows from investing activities:
Investment and advances in account of investment		(205,000)
Loans granted (repaged)	158,000	(595,000)
Net cash provided by (used in) investing activities	158,000	(800,000)
Cash flows from financing activities:
Short term loans from related parties	(58,873)	(347,109)
Repayment of Loans from banking institutions	(16,622)	(46,214)
Net cash provided by (used in) financing activities	(75,495)	(393,323)
Foreign Exchange effect on cash and cash equivalent		(9,573)
Decrease in cash and cash equivalents	(81,101)	(315,952)
Cash and cash equivalents at the beginning of the year	135,832	451,784
Cash and cash equivalents at the end of the year	₪ 54,731	₪ 135,832